UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    February 14, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	54

Form 13F Information Table Value Total:   	$139,304



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103     4730   117815 SH       SOLE                   117815
ALLTEL CORP                    COM              020039103     5351    86680 SH       SOLE                    86680
AMERISOURCEBERGEN CORP         COM              03073E105     3403    53545 SH       SOLE                    53545
AT&T WIRELESS CORP             COM              00209A106     2212   153953 SH       SOLE                   153953
AVENTIS                        COM              053561106     4795    67535 SH       SOLE                    67535
BANK ONE CORP                  COM              06423A103     3579    91643 SH       SOLE                    91643
BELLSOUTH CORP                 COM              079860102      300     7864 SH       SOLE                     7864
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     4156     1646 SH       SOLE                     1646
BOSTON SCIENTIFIC              COM              101137107     4315   178880 SH       SOLE                   178880
BURLINGTON RESOURCES           COM              122014103     3358    89439 SH       SOLE                    89439
CANADIAN NATL RAILWAY CO       COM              136375102      299     6200 SH       SOLE                     6200
CENTURYTEL, INC.               COM              156700106     3615   110215 SH       SOLE                   110215
CHEVRONTEXACO CORP             COM              166764100     4041    45097 SH       SOLE                    45097
CITIGROUP INC                  COM              172967101      251     4964 SH       SOLE                     4964
CORNING INC                    COM              219350105      113    12690 SH       SOLE                    12690
DELL COMPUTERS                 COM              247025109     4356   160250 SH       SOLE                   160250
ELAN PLC ADR                   COM              284131208     4824   107058 SH       SOLE                   107058
EXXON MOBIL CORP               COM              30231G102      336     8540 SH       SOLE                     8540
FLEETBOSTON FINANCIAL CORP     COM              339030108     4193   114864 SH       SOLE                   114864
FORTUNE BRANDS                 COM              349631101     4274   107968 SH       SOLE                   107968
GENERAL ELECTRIC               COM              369604103      999    24920 SH       SOLE                    24920
HEALTH MGMT ASSOCIATES INC     COM              421933102      247    13425 SH       SOLE                    13425
HEALTHSOUTH CORP               COM              421924101     5085   343107 SH       SOLE                   343107
HONEYWELL INC                  COM              438516106     1821    53835 SH       SOLE                    53835
INTEL CORP                     COM              458140100      636    20220 SH       SOLE                    20220
INTL BUS MACHINES              COM              459200101      374     3096 SH       SOLE                     3096
ISHARES S&P SMALL CAP 600 INDE COM              464287804      611     5340 SH       SOLE                     5340
IVAX CORP                      COM              465823102     3674   182445 SH       SOLE                   182445
JP MORGAN CHASE & CO           COM              46625H100     2409    66277 SH       SOLE                    66277
KERR MCGEE CORP                COM              492386107     3968    72400 SH       SOLE                    72400
KIMBERLY CLARK                 COM              494368103     3588    60005 SH       SOLE                    60005
KROGER                         COM              501044101     4504   215790 SH       SOLE                   215790
LILLY ELI CO                   COM              532457108      350     4450 SH       SOLE                     4450
MB FINANCIAL INC               COM              55264U108      313    11520 SH       SOLE                    11520
MERCK & CO                     COM              589331107      215     3650 SH       SOLE                     3650
MINNESOTA MINING & MFG         COM              604059105     5010    42380 SH       SOLE                    42380
MOTOROLA                       COM              620076109     3711   247095 SH       SOLE                   247095
NATIONAL SEMICONDUCTOR CORP    COM              637640103     5080   164985 SH       SOLE                   164985
NEWS CORP LTD ADR NEW          COM              652487703     4800   150890 SH       SOLE                   150890
NU HORIZONS ELECTRONICS        COM              669908105      191    18615 SH       SOLE                    18615
PFIZER INC                     COM              717081103      333     8345 SH       SOLE                     8345
PHILLIPS PETROLEUM             COM              718507106      436     7229 SH       SOLE                     7229
SBC COMMUNICATIONS             COM              78387G103      354     9050 SH       SOLE                     9050
SUNGUARD DATA SYSTEMS          COM              867363103      446    15430 SH       SOLE                    15430
TARGET CORP                    COM              87612E106     4429   107893 SH       SOLE                   107893
TENET HEATHCARE CORP           COM              88033G100      335     5700 SH       SOLE                     5700
TEXAS INSTRUMENTS              COM              882508104     2917   104190 SH       SOLE                   104190
UNISYS CORP                    COM              909214108     5055   403100 SH       SOLE                   403100
UNUMPROVIDENT CORPORATION      COM              91529Y106     3967   149650 SH       SOLE                   149650
VERIZON COMMUNICATIONS         COM              92343V104      205     4327 SH       SOLE                     4327
WALT DISNEY CO                 COM              254687106     2886   139276 SH       SOLE                   139276
WASHINGTON MUTUAL INC          COM              939322103     3311   101242 SH       SOLE                   101242
WILLIAMS COMMUNICATIONS GROUP  COM              969455104      214    91190 SH       SOLE                    91190
WILLIAMS COS                   COM              969457100     4331   169725 SH       SOLE                   169725